Accounts receivable - Summary of Accounts Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Accounts Receivable [Line Items]
Current	$ 217,132	$ 127,363
Non-current	16,402	14,900
Trade receivables	233,534	142,263
Management fees receivable related to current year	59,700
PBPE Fund IV
Disclosure of Accounts Receivable [Line Items]
Trade receivables	65,400
Management fees receivable	65,600	86,700
Revenue	4,400	13,200	$ 18,100
Alpha Co-Investment Fund [Member]
Disclosure of Accounts Receivable [Line Items]
Trade receivables	200
Revenue	0	$ 0	$ 100
Lavoro [Member]
Disclosure of Accounts Receivable [Line Items]
Non-current	$ 12,300